Leases - Schedule of aggregate minimum annual rental payments (Details) $ in Millions	Dec. 31, 2019 USD ($)
Operating Lease, Annual Payments, After Adopting 842
2020	$ 550.4
2021	505.0
2022	442.1
2023	381.2
2024	316.6
Thereafter	1,078.4
Total	$ 3,273.7